Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Nov. 03, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 138,804	$ 166,150	$ 36,600	$ 36,333
Restricted Cash	6,952	6,969		5,144
Cash, cash equivalents and restricted cash	$ 145,756	$ 173,119		$ 41,477